UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Asset-Backed Securities (5.6%)[a]	Value
	Ally Auto Receivables Trust
$7,184,512	0.600%, 6/15/2017	$7,184,524
	BMW Vehicle Owner Trust
27,000,000	0.620%, 7/25/2017	27,000,057
	Capital Auto Receivables Asset Trust
27,000,000	0.750%, 7/20/2017	27,002,106
	CarMax Auto Owner Trust
23,000,000	0.630%, 8/15/2017	23,000,053
	CNH Equipment Trust
10,627,568	0.640%, 6/15/2017	10,627,595
	Dealers Capital Access Trust, LLC
19,000,000	0.671%, 8/3/2016[b]	18,998,533
2,160,000	0.690%, 8/5/2016[b]	2,159,763
12,360,000	0.680%, 8/22/2016[b]	12,354,734
	Farmer Mac Guaranteed Notes Trust
7,300,000	5.125%, 4/19/2017[c]	7,540,652
	Honda Auto Receivables Owner Trust
20,449,026	0.620%, 6/15/2017	20,439,635
	John Deere Owner Trust
24,000,000	0.640%, 8/15/2017	24,000,000
	Kubota Credit Owner Trust
21,500,000	0.630%, 8/15/2017[c,d]	21,500,000
	World Omni Automobile Lease Securitization Trust
30,000,000	0.630%, 7/17/2017	30,000,000

	Total	231,807,652

Principal Amount	Basic Materials (2.5%)[a]	Value
	Georgia-Pacific, LLC
25,000,000	0.580%, 8/2/2016[c]	24,998,297
	International Paper Company
15,000,000	0.700%, 8/2/2016[c]	14,998,814
10,000,000	0.700%, 8/3/2016[c]	9,999,007
	Monsanto Company
10,000,000	0.800%, 8/10/2016[c]	9,997,560
	Potash Corporation of Saskatchewan, Inc.
11,670,000	0.770%, 8/5/2016[c]	11,668,366
19,000,000	0.830%, 8/29/2016[c]	18,987,549
	Praxair, Inc.
12,500,000	0.400%, 8/11/2016	12,498,262

	Total	103,147,855

Principal Amount	Capital Goods (2.8%)[a]	Value
	Emerson Electric Company
25,000,000	0.420%, 8/19/2016[c]	24,994,750
21,000,000	0.430%, 8/26/2016[c]	20,993,859
25,000,000	0.430%, 9/20/2016[c]	24,984,873
	General Electric Company
10,000,000	0.460%, 9/30/2016	9,992,790
	John Deere Canada, ULC
16,547,000	0.440%, 8/8/2016[b,c]	16,545,262
	Stanley Black & Decker, Inc.
19,700,000	0.580%, 8/11/2016[c]	19,695,483

	Total	117,207,017

Principal Amount	Communications Services (1.7%)[a]	Value
	Deutsche Telekom AG
7,000,000	0.700%, 8/5/2016[c]	6,999,020

Principal Amount	Communications Services (1.7%)[a]	Value
$20,000,000	0.830%, 8/8/2016[c]	$19,995,956
25,000,000	0.870%, 8/10/2016[c]	24,993,900
	NBC Universal Enterprise, Inc.
20,000,000	0.660%, 8/10/2016[c]	19,995,120

	Total	71,983,996

Principal Amount	Consumer Cyclical (4.7%)[a]	Value
	American Honda Finance Corporation
25,000,000	0.480%, 8/23/2016	24,992,726
22,025,000	1.157%, 10/7/2016[e]	22,044,492
	CVS Health Corporation
22,100,000	0.600%, 8/5/2016[c]	22,096,906
20,000,000	0.630%, 8/9/2016[c]	19,995,539
	Toyota Financial Services de Puerto Rico, Inc.
10,000,000	0.570%, 9/12/2016	9,993,050
15,000,000	0.680%, 9/26/2016	14,985,078
	Toyota Motor Credit Corporation
10,000,000	0.560%, 8/5/2016	9,999,193
25,000,000	0.680%, 10/18/2016	24,961,244
	VF Corporation
15,000,000	0.720%, 8/8/2016[c]	14,997,383
15,000,000	0.830%, 8/22/2016[c]	14,993,470
15,000,000	0.710%, 8/23/2016[c]	14,993,187

	Total	194,052,268

Principal Amount	Consumer Non-Cyclical (7.4%)[a]	Value
	Archer-Daniels-Midland Company
6,940,000	0.430%, 8/12/2016[c]	6,938,956
25,000,000	0.450%, 8/26/2016[c]	24,992,067
	BAT International Finance plc
15,000,000	0.900%, 8/17/2016[c]	14,994,086
	Clorox Company
4,200,000	0.800%, 8/15/2016[c]	4,198,526
	Coca-Cola Company
18,655,000	1.800%, 9/1/2016	18,674,719
10,000,000	0.650%, 9/21/2016[c]	9,993,820
10,000,000	0.820%, 3/7/2017[c]	9,951,748
4,500,000	0.850%, 3/21/2017[c]	4,475,971
	Golden Funding Corporation
8,295,000	0.758%, 11/8/2016[c]	8,276,010
	Kroger Company
25,000,000	0.570%, 8/1/2016[c]	24,998,521
	Nestle Capital Corporation
15,000,000	0.550%, 8/23/2016[b,c]	14,996,750
	Nestle Finance International, Ltd.
15,000,000	0.520%, 9/15/2016[b]	14,991,280
10,000,000	0.560%, 10/11/2016[b]	9,989,229
	Novartis Finance Corporation
8,400,000	0.490%, 8/1/2016[b,c]	8,399,769
25,000,000	0.540%, 10/17/2016[b,c]	24,973,500
	Novartis Securities Investment, Ltd.
10,000,000	0.490%, 8/8/2016[b,c]	9,999,323
10,000,000	0.520%, 8/23/2016[b,c]	9,997,623
4,500,000	0.520%, 8/25/2016[b,c]	4,498,821
	Pfizer, Inc.
10,000,000	0.520%, 10/12/2016[c]	9,991,667
	Philip Morris International, Inc.
8,000,000	0.440%, 8/4/2016[c]	7,999,509

The accompanying Notes to Financial Statements are an integral part of this schedule.
1

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Consumer Non-Cyclical (7.4%)[a]	Value
	Procter & Gamble Company
$14,640,000	1.450%, 8/15/2016	$14,644,699
4,827,000	0.750%, 11/4/2016	4,828,086
	Reckitt Benckiser Treasury Services plc
10,000,000	0.620%, 9/1/2016[b,c]	9,996,081
	Roche Holdings, Inc.
25,000,000	0.420%, 8/17/2016[b,c]	24,995,158
7,040,000	0.420%, 8/19/2016[b,c]	7,038,481

	Total	304,834,400

Principal Amount	Energy (1.1%)[a]	Value
	Total Capital Canada, Ltd.
25,000,000	0.630%, 10/17/2016[b,c]	24,973,500
20,000,000	0.620%, 10/21/2016[b,c]	19,977,320

	Total	44,950,820

Principal Amount	Financials (31.9%)[a]	Value
	American Express Company
13,200,000	5.500%, 9/12/2016	13,264,733
	Australia & New Zealand Banking Group, Ltd.
10,000,000	0.590%, 9/14/2016[c]	9,992,271
10,000,000	0.600%, 9/22/2016[c]	9,990,558
5,000,000	1.250%, 1/10/2017	5,008,145
	Bank of America Corporation
23,690,000	6.500%, 8/1/2016	23,690,000
	Bank of Montreal
15,000,000	0.772%, 9/16/2016[e]	15,004,740
20,000,000	0.817%, 12/1/2016[e]	20,001,920
15,000,000	1.082%, 6/7/2017[e]	14,997,285
	Bank of Nova Scotia Houston
15,000,000	1.068%, 6/9/2017[e]	14,997,840
	Barton Capital SA
15,000,000	0.610%, 8/1/2016[b,c]	14,999,550
20,000,000	0.530%, 8/8/2016[b,c]	19,997,900
	Berkshire Hathaway Finance Corporation
5,460,000	0.950%, 8/15/2016	5,460,328
9,217,000	0.815%, 1/10/2017[e]	9,220,816
	BPCE SA
15,000,000	0.690%, 9/1/2016[c]	14,993,597
	Branch Banking & Trust Company
26,340,000	1.450%, 10/3/2016	26,354,961
10,000,000	1.103%, 12/1/2016[e]	10,008,240
	Chariot Funding, LLC
15,000,000	0.850%, 1/13/2017[b,c]	14,927,340
	Commonwealth Bank of Australia
15,000,000	0.859%, 1/11/2017[c,e]	14,992,710
	Fairway Finance Company, LLC
15,000,000	0.570%, 8/16/2016[b,c]	14,996,587
5,000,000	0.848%, 11/7/2016[b,c,e]	5,001,975
15,000,000	0.818%, 12/5/2016[b,c,e]	15,000,765
	Glaxosmithkline Finance plc
20,000,000	0.530%, 8/17/2016[c]	19,995,809
15,000,000	0.610%, 8/22/2016[c]	14,995,970
15,000,000	0.650%, 9/9/2016[c]	14,992,545
15,000,000	0.590%, 9/15/2016[c]	14,991,280
25,000,000	0.620%, 10/4/2016[c]	24,977,853
	Jupiter Securitization Company, LLC
25,000,000	0.450%, 8/22/2016[b,c]	24,992,167

Principal Amount	Financials (31.9%)[a]	Value
$25,000,000	0.450%, 8/31/2016[b,c]	$24,988,450
	Liberty Street Funding, LLC
15,000,000	0.660%, 9/13/2016[b,c]	14,989,171
10,000,000	0.700%, 10/12/2016[b,c]	9,985,521
	Macquarie Bank, Ltd.
5,000,000	0.610%, 8/15/2016[c]	4,998,997
10,000,000	0.620%, 9/1/2016[c]	9,995,183
5,150,000	0.650%, 9/12/2016[c]	5,146,363
	MetLife Short Term Funding, LLC
10,000,000	0.610%, 8/22/2016[c]	9,997,067
10,600,000	0.620%, 8/29/2016[c]	10,595,756
5,625,000	0.630%, 9/26/2016[c]	5,619,515
25,000,000	0.618%, 10/3/2016[c]	24,971,308
20,000,000	0.640%, 10/24/2016[c]	19,965,345
13,850,000	0.810%, 11/1/2016[c]	13,822,589
	Morgan Stanley
4,700,000	5.750%, 10/18/2016	4,747,879
	National Rural Utilities Cooperative Finance Corporation
4,170,000	0.400%, 8/26/2016	4,168,677
	Nederlandse Waterschapsbank NV
15,000,000	0.560%, 8/8/2016[c]	14,998,550
25,000,000	0.580%, 9/21/2016[c]	24,984,325
15,000,000	0.580%, 9/22/2016[c]	14,990,375
	Nieuw Amsterdam Receivables Corporation
10,000,000	0.550%, 8/9/2016[b,c]	9,998,640
10,000,000	0.480%, 8/16/2016[b,c]	9,997,725
10,000,000	0.800%, 11/2/2016[b,c]	9,979,093
	Nordea Bank Finland plc
10,000,000	1.065%, 5/26/2017[e]	9,999,520
15,000,000	1.082%, 6/7/2017[e]	14,997,285
	Old Line Funding, LLC
10,000,000	0.710%, 10/18/2016[b,c]	9,984,452
20,000,000	0.870%, 12/20/2016[b,c]	19,926,880
25,000,000	0.920%, 1/13/2017[b,c]	24,882,400
	PNC Bank NA
1,250,000	1.300%, 10/3/2016	1,250,333
4,500,000	1.150%, 11/1/2016	4,501,939
	Pricoa Short Term Funding, LLC
25,000,000	0.430%, 8/29/2016[c]	24,989,989
	Prudential Financial, Inc.
25,000,000	0.630%, 8/11/2016[c]	24,994,267
	Simon Property Group, LP
15,000,000	0.480%, 8/2/2016[c]	14,999,395
8,850,000	0.460%, 8/3/2016[c]	8,849,641
12,900,000	0.500%, 8/8/2016[c]	12,898,645
20,000,000	0.500%, 8/15/2016[c]	19,996,507
12,500,000	0.540%, 8/23/2016[c]	12,496,493
	Skandinaviska Enskilda Banken AB
15,000,000	0.610%, 9/2/2016[c]	14,994,458
15,000,000	0.570%, 9/7/2016[c]	14,993,667
	Societe Generale SA
25,000,000	0.500%, 8/1/2016	24,999,504
	Svenska Handelsbanken AB
15,000,000	0.600%, 9/21/2016[b,c]	14,987,310
	Swedbank Hypotek AB
4,670,000	2.125%, 8/31/2016[c]	4,674,847
	Thunder Bay Funding, LLC
10,000,000	0.690%, 9/7/2016[b,c]	9,994,033
10,000,000	0.660%, 9/15/2016[b,c]	9,992,347
6,000,000	0.600%, 9/20/2016[b,c]	5,994,726

The accompanying Notes to Financial Statements are an integral part of this schedule.
2

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Financials (31.9%)[a]	Value
	Toronto Dominion Bank of New York
$10,000,000	0.838%, 12/5/2016[e]	$10,001,230
10,000,000	1.043%, 2/1/2017[e]	9,999,500
15,000,000	1.123%, 7/12/2017[e]	14,997,255
	Toronto-Dominion Bank
20,000,000	1.117%, 9/9/2016[e]	20,011,740
19,821,000	1.625%, 9/14/2016[c]	19,843,497
	U.S. Bancorp
36,759,000	2.200%, 11/15/2016	36,864,535
	U.S. Bank NA
15,000,000	1.100%, 1/30/2017	15,017,715
	UnitedHealth Group, Inc.
25,000,000	0.650%, 8/15/2016[c]	24,992,409
	Victory Receivables Corporation
17,510,000	0.550%, 8/3/2016[c]	17,508,937
25,000,000	0.520%, 8/4/2016[c]	24,998,171
20,000,000	0.530%, 8/8/2016[c]	19,997,533
	Wells Fargo & Company
10,772,000	5.125%, 9/15/2016	10,829,059
5,000,000	2.625%, 12/15/2016	5,034,280
	Wells Fargo Bank NA
25,000,000	0.823%, 10/14/2016[e]	25,002,775
10,000,000	0.874%, 1/9/2017[e]	9,996,550
15,000,000	1.060%, 2/1/2017	15,002,764
15,000,000	0.997%, 2/3/2017[e]	15,004,620
20,000,000	1.086%, 6/1/2017[e]	19,999,080
	Westpac Banking Corporation
15,000,000	0.783%, 8/8/2016[c,e]	15,001,545
15,000,000	0.920%, 1/9/2017[c]	14,930,232
10,000,000	1.043%, 3/1/2017[e]	10,002,280
5,700,000	1.051%, 3/3/2017[c,e]	5,701,300

	Total	1,322,924,059

Principal Amount	Foreign Government (6.5%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
25,000,000	0.510%, 8/16/2016[b,c]	24,997,150
20,000,000	0.650%, 9/19/2016[b,c]	19,984,862
20,000,000	0.680%, 10/7/2016[b,c]	19,975,033
10,000,000	0.730%, 10/17/2016[b,c]	9,984,800
	Caisse des Depots et Consignations
15,000,000	0.580%, 9/15/2016[b,c]	14,989,820
25,000,000	0.720%, 10/17/2016[b,c]	24,959,444
	Erste Abwicklungsanstalt
10,000,000	0.680%, 10/6/2016[c]	9,991,356
15,000,000	0.624%, 10/11/2016[c,e]	15,000,150
15,000,000	0.720%, 10/13/2016[c]	14,985,212
	Export Development Canada
8,970,000	1.250%, 10/26/2016	8,984,173
	Kells Funding, LLC
5,000,000	0.660%, 9/14/2016[b,c]	4,996,481
20,000,000	0.670%, 9/19/2016[b,c]	19,983,736
15,000,000	0.620%, 9/22/2016[b,c]	14,986,777
15,000,000	0.632%, 10/17/2016[b,c,e]	14,999,490
15,000,000	0.720%, 10/17/2016[b,c]	14,977,100
10,000,000	0.800%, 11/8/2016[b,c]	9,977,957
	KFW
25,000,000	0.420%, 8/3/2016[b,c]	24,999,118

	Total	268,772,659

Principal Amount	Technology (1.5%)[a]	Value
	Apple, Inc.
$10,000,000	0.704%, 5/5/2017[e]	$10,004,880
	Cisco Systems, Inc.
15,000,000	1.100%, 3/3/2017	15,028,680
	International Business Machines Corporation
25,000,000	0.460%, 9/26/2016[c]	24,984,061
	Oracle Corporation
12,945,000	0.857%, 7/7/2017[e]	12,958,696

	Total	62,976,317

Principal Amount	Transportation (3.3%)[a]	Value
	Canadian National Railway Company
15,000,000	0.510%, 8/3/2016[c]	14,999,240
10,000,000	0.500%, 8/4/2016[c]	9,999,387
10,000,000	0.510%, 8/12/2016[c]	9,998,495
5,000,000	0.560%, 9/14/2016[c]	4,997,167
15,000,000	0.560%, 9/16/2016[c]	14,991,057
13,375,000	0.550%, 9/22/2016[c]	13,365,805
15,000,000	0.550%, 9/23/2016[c]	14,989,453
	ERAC USA Finance, LLC
10,000,000	0.930%, 8/4/2016[c]	9,998,803
25,000,000	0.844%, 8/17/2016[c]	24,990,144
20,000,000	0.770%, 8/18/2016[c]	19,991,689

	Total	138,321,240

Principal Amount	U.S. Government and Agencies (18.8%)[a]	Value
	Federal Farm Credit Bank
29,850,000	0.530%, 8/24/2017[e]	29,843,523
14,100,000	0.536%, 8/29/2017[e]	14,095,460
15,000,000	0.521%, 9/15/2017[e]	14,994,315
9,000,000	0.488%, 10/13/2017[e]	8,992,116
5,800,000	0.643%, 3/8/2018[e]	5,802,859
	Federal Home Loan Bank
25,000,000	0.360%, 8/17/2016	24,997,325
30,000,000	0.429%, 8/19/2016	29,996,400
22,000,000	0.450%, 8/26/2016	21,997,140
25,000,000	0.465%, 11/21/2016[e]	25,001,800
15,000,000	0.475%, 11/21/2016[e]	15,001,545
25,000,000	0.487%, 12/20/2016[e]	25,003,725
18,000,000	0.478%, 1/13/2017[e]	18,002,844
50,000,000	0.485%, 3/2/2017[e]	50,009,750
20,000,000	0.494%, 3/10/2017[e]	20,003,500
25,000,000	0.499%, 3/14/2017[e]	25,004,050
20,000,000	0.515%, 3/16/2017[e]	20,010,300
10,000,000	0.510%, 7/3/2017[e]	10,000,180
50,000,000	0.518%, 9/6/2017[e]	49,983,550
75,000,000	0.558%, 10/30/2017[e]	75,034,200
14,200,000	0.571%, 11/2/2017[e]	14,200,000
10,000,000	0.569%, 11/3/2017[d,e]	9,999,380
75,000,000	0.528%, 11/17/2017[e]	75,004,050
23,500,000	0.617%, 12/5/2017[e]	23,528,999
	Federal Home Loan Mortgage Corporation
25,000,000	0.564%, 12/21/2017[e]	25,006,050
25,000,000	0.637%, 1/12/2018[e]	25,021,625
	Federal National Mortgage Association
54,170,000	0.597%, 12/20/2017[e]	54,205,210
44,060,000	0.635%, 1/11/2018[e]	44,098,024

The accompanying Notes to Financial Statements are an integral part of this schedule.
3

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	U.S. Government and Agencies (18.8%)[a]	Value
	Overseas Private Investment Corporation
$3,965,000	0.410%, 8/5/2016[e]	$3,965,000
21,700,000	0.410%, 9/15/2016[e]	21,700,000

	Total	780,502,920

Principal Amount	U.S. Municipals (7.0%)[a]	Value
	Alaska Housing Finance Corporation
20,008,000	0.450%, 8/15/2016	20,004,199
19,404,000	0.450%, 8/16/2016	19,399,925
	City of Charlotte, NC
10,000,000	0.580%, 10/4/2016, Ser. 2014[b]	9,999,300
	City of Milwaukee, WI Promissory Notes G.O.
9,000,000	4.000%, 10/1/2016, Ser. N5	9,056,610
	Commonwealth of Massachusetts Consumer Loan G.O.
5,820,000	5.000%, 8/1/2020, Ser. Df	5,821,455
	RBC Municipal Products, Inc. Trust
25,000,000	0.944%, 7/1/2017, Ser. E-52[b,c,e]	25,000,000
	San Francisco, CA Airport Commission
10,000,000	0.360%, 9/1/2016, Ser. A-3	9,998,300
	State of California
25,000,000	0.450%, 8/3/2016, Ser. B-7[b]	25,000,000
	State of California Department of Water Resources (Central Valley)
8,040,000	0.430%, 9/1/2016, Ser. S	8,039,678
	State of Connecticut G.O.
40,000,000	0.450%, 5/15/2034, Ser. Cb,e	40,000,000
	State of Texas College Student Loan Refg. G.O.
8,010,000	4.000%, 8/1/2016, Ser. A, AMT	8,011,602
	State of Wisconsin
20,000,000	0.500%, 8/9/2016, Ser. 08	20,000,000
25,000,000	0.600%, 8/18/2016, Ser. 08	25,000,000
15,866,000	0.560%, 8/25/2016, Ser. 08	15,865,524
25,000,000	0.560%, 8/30/2016, Ser. 08	24,999,000
25,582,000	0.560%, 9/8/2016, Ser. 08	25,582,000

	Total	291,777,593

Principal Amount	Utilities (5.7%)[a]	Value
	American Electric Power Company, Inc.
14,000,000	0.841%, 8/9/2016[c]	13,996,877
25,000,000	0.840%, 8/16/2016[c]	24,990,688
20,000,000	0.840%, 8/18/2016[c]	19,991,689
7,963,000	0.860%, 8/24/2016[c]	7,958,652
16,000,000	0.828%, 8/29/2016[c]	15,989,515
	Arizona Public Service Company
10,120,000	0.520%, 8/5/2016	10,118,780
25,000,000	0.600%, 8/12/2016	24,993,797
	Berkshire Hathaway Energy Company
18,000,000	0.620%, 8/4/2016[c]	17,997,846
	Georgia Transmission Corporation
5,401,000	0.640%, 11/21/2016[c]	5,390,941
	National Rural Utilities Cooperative Finance Corporation
24,500,000	0.400%, 8/23/2016	24,493,126
	Virginia Electric & Power Company
20,000,000	0.680%, 8/24/2016	19,990,525

Principal Amount	Utilities (5.7%)[a]	Value
	Xcel Energy, Inc.
$15,000,000	0.630%, 8/2/2016[c]	$14,998,813
14,800,000	0.800%, 8/4/2016[c]	14,798,229
20,000,000	0.590%, 8/5/2016[c]	19,997,200

	Total	235,706,678

	Total Investments (cost $4,168,718,314) 100.5%	$4,168,965,474

	Other Assets and Liabilities, Net (0.5)%	(18,809,567)

	Total Net Assets 100.0%	$4,150,155,907

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $2,159,312,928 or 52.0% of total net assets.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
f	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

Definitions:

AMT - Subject to Alternative Minimum Tax
G.O. - General Obligation
Refg. - Refunding
Ser. - Series

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$430,977
Gross unrealized depreciation	(183,817)

Net unrealized appreciation (depreciation)	$247,160

Cost for federal income tax purposes	$4,168,718,314

The accompanying Notes to Financial Statements are an integral part of this schedule.
4

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Core Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	231,807,652	–	231,807,652	–
Basic Materials	103,147,855	–	103,147,855	–
Capital Goods	117,207,017	–	117,207,017	–
Communications Services	71,983,996	–	71,983,996	–
Consumer Cyclical	194,052,268	–	194,052,268	–
Consumer Non-Cyclical	304,834,400	–	304,834,400	–
Energy	44,950,820	–	44,950,820	–
Financials	1,322,924,059	–	1,322,924,059	–
Foreign Government	268,772,659	–	268,772,659	–
Technology	62,976,317	–	62,976,317	–
Transportation	138,321,240	–	138,321,240	–
U.S. Government and Agencies	780,502,920	–	780,502,920	–
U.S. Municipals	291,777,593	–	291,777,593	–
Utilities	235,706,678	–	235,706,678	–
Total	$4,168,965,474	$–	$4,168,965,474	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.
5

NOTES TO SCHEDULE OF INVESTMENTS

as of July 29, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

6

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 23, 2016	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 23, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: September 23, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer